FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.0%
	AEROSPACE & DEFENSE — 7.0%
8,000	General Dynamics Corp.	$2,596,560
6,600	RTX Corp.	1,046,760
		3,643,320
	ASSET MANAGEMENT — 7.5%
6,000	Ameriprise Financial, Inc.	3,088,860
7,900	T. Rowe Price Group, Inc.	850,198
		3,939,058
	BANKING — 5.2%
9,000	JPMorgan Chase & Co.	2,712,780
	BIOTECH & PHARMA — 5.8%
13,820	Merck & Co., Inc.	1,162,539
76,000	Pfizer, Inc.	1,881,760
		3,044,299
	DIVERSIFIED INDUSTRIALS — 1.1%
3,600	3M Co.	559,908
	ELECTRICAL EQUIPMENT — 15.1%
3,400	Allegion PLC	577,320
10,000	Eaton Corp. PLC	3,491,400
9,200	Trane Technologies PLC	3,823,520
		7,892,240
	ENTERTAINMENT CONTENT — 1.2%
5,151	Walt Disney Co.	609,775
	FOOD — 4.6%
10,000	Hershey Co.	1,837,500
9,000	Mondelez International, Inc. - Class A	552,960
		2,390,460
	HEALTH CARE FACILITIES & SVCS — 4.4%
30,000	Centene Corp.*	871,200
4,500	Elevance Health, Inc.	1,433,925
		2,305,125
	INSTITUTIONAL FINANCIAL SVCS — 2.9%
14,500	Bank of New York Mellon Corp.	1,531,200
	INSURANCE — 6.4%
3	Berkshire Hathaway, Inc. - Class A*	2,265,840
10,000	Prudential Financial, Inc.	1,096,600
		3,362,440
	LEISURE FACILITIES & SERVICES — 2.5%
4,225	McDonald's Corp.	1,324,707
	MACHINERY — 1.4%
9,000	Ingersoll Rand, Inc.	714,870

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.6%
6,300	Danaher Corp.	$1,296,666
900	Solventum Corp.*	65,781
		1,362,447
	SEMICONDUCTORS — 1.2%
26,000	Intel Corp.	633,100
	SOFTWARE — 8.0%
18,395	Oracle Corp.	4,159,661
	SPECIALTY FINANCE — 10.1%
11,000	American Express Co.	3,644,080
12,000	Fiserv, Inc.*	1,658,160
		5,302,240
	TECHNOLOGY HARDWARE — 2.7%
20,700	Cisco Systems, Inc.	1,430,163
	TRANSPORTATION & LOGISTICS — 1.3%
3,000	Union Pacific Corp.	670,710
	TOTAL COMMON STOCKS
	(Cost $16,156,892)	47,588,503
	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET INVESTMENTS — 8.9%
4,645,723	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.08%(a)	4,645,723
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,645,723)	4,645,723
	TOTAL INVESTMENTS — 99.9%
	(Cost $20,802,615)	52,234,226
	Other Assets in Excess of Liabilities — 0.1%	38,262
	TOTAL NET ASSETS — 100.0%	$52,272,488

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.